Segments (Details) - Schedule of information by segment	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Segment Reporting Information [Line Items]
Revenues	¥ 766,013,586	$ 117,398,517	¥ 319,181,424	¥ 225,271,564
Cost of revenues	596,578,700	91,431,087	146,167,843	85,414,061
Gross profit	169,434,886	25,967,430	173,013,581	139,857,503
Depreciation and amortization	14,551,292	2,230,117	13,883,919	13,538,853
Total capital expenditures	484,774	$ 74,296	195,998	46,572
AR advertising service [Member]
Segment Reporting Information [Line Items]
Revenues	307,328,308		267,514,061	181,241,346
Cost of revenues	211,297,881		140,716,036	81,437,761
Gross profit	96,030,427		126,798,025	99,803,585
Depreciation and amortization	9,505,919		9,455,226	4,360,632
Total capital expenditures	94,964		161,505	26,380
AR entertainment [Member]
Segment Reporting Information [Line Items]
Revenues	29,740,544		51,667,363	44,030,218
Cost of revenues	3,137,805		5,451,807	3,976,300
Gross profit	26,602,739		46,215,556	40,053,918
Depreciation and amortization	3,155,190		4,428,693	9,178,221
Total capital expenditures	20,897		¥ 34,493	¥ 20,192
Semiconductor business [Member]
Segment Reporting Information [Line Items]
Revenues	428,944,734
Cost of revenues	382,143,014
Gross profit	46,801,720
Depreciation and amortization	1,890,183
Total capital expenditures	¥ 368,913